UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 1999
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Diamond Capital Management Inc.
Address: 101 East 52 Street
         New York, NY 10022

13F File Number: 28-

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard Grossman
Title:   Vice President
Phone:   212-751-4900

Signature, Place, and Date of Signing:

/s/ Richard Grossman
--------------------------------------

New York, NY

May 15, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)



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[ ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager:

     N/A


                                      -2-

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                              FORM 13F SUMMARY PAGE

                                 Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      $146,520 (thousands)

List of Other Included Managers:  None




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                           FORM 13F INFORMATION TABLE

   Column 1           Column 2      Column 3       Column 4               Column 5      Column 6      Column 7          Column 8
Name of Issuer     Title of Class    CUSIP          Value         Shrs or  SH/  Put/   Investment      Other       Voting Authority
                                                                  prn amt  PRN  Call   discretion     managers    Sole  Shared  None
ANSOFT CORP            Common      363841050     3,448,912.50     278,700  SH            SOLE            NO       YES
BETHLEHEM STL CP       Common      875091050     1,996,200.00     332,700  SH            SOLE            NO       YES
CANDELA CP             Common      136907102     5,638,087.20     411,900  SH            SOLE            NO       YES
COMARCO INC            Common      200080109     6,571,125.00     194,700  SH            SOLE            NO       YES
CRYPTOLOGIC INC        Common      228906103    12,556,800.00     460,800  SH            SOLE            NO       YES
DATATEC SYSTEMS        Common      238128102     5,049,153.20     456,400  SH            SOLE            NO       YES
DIGI INTL INC          Common      253798102     2,228,089.60     242,500  SH            SOLE            NO       YES
GTS DURATEK INC        Common      36237J107     4,520,795.80     454,900  SH            SOLE            NO       YES
ELANTEC SEMI           Common      284155108     6,355,843.20      86,400  SH            SOLE            NO       YES
ECLIPSE SURGICL        Common      278849104     3,219,750.00     429,300  SH            SOLE            NO       YES
EXCALIBUR TECH         Common      300651205     7,057,758.80     180,100  SH            SOLE            NO       YES
GROUP 1 SOFTWR         Common      39943Y103     1,830,025.00     103,100  SH            SOLE            NO       YES
INTEGRATED DEV         Common      458118106       700,265.10      17,700  SH            SOLE            NO       YES
IOMED INC              Common      462028101     1,725,375.00     321,000  SH            SOLE            NO       YES
INFO RES ENGIN         Common      45675F303     7,137,625.00     233,400  SH            SOLE            NO       YES
MEDIA 100 INC          Common      58440W105       117,939.20       3,400  SH            SOLE            NO       YES
MICRO LINEAR CP        Common      594850109     4,078,231.38     486,953  SH            SOLE            NO       YES
NETWORK COMPUTING
DEVICES INC.           Common      64120N100     3,077,797.70     607,900  SH            SOLE            NO       YES
NUCENTRIX BDBND        Common      670198100     2,998,125.00     102,500  SH            SOLE            NO       YES
NOVADIGM               Common      669937104     1,364,000.00      88,000  SH            SOLE            NO       YES
ON TECHNOLOGY          Common      68219P108     5,953,500.00     567,000  SH            SOLE            NO       YES
ORYX TECH CORP         Common      68763X101     2,680,807.20     726,900  SH            SOLE            NO       YES
PROGRESS SOFT          Common      743312100     6,732,284.24     287,238  SH            SOLE            NO       YES
RF MONOLITHICS         Common      74955F106       602,362.50      37,500  SH            SOLE            NO       YES
RAINBOW TECHS          Common      750862104     5,191,100.00     140,300  SH            SOLE            NO       YES
SEGUE SOFTWARE         Common      815807102     4,949,822.00     394,000  SH            SOLE            NO       YES
ISG INTL SFTWR         Common      M5733B104     5,561,000.00     268,000  SH            SOLE            NO       YES
SPECTRANETICS          Common      84760C107     7,043,800.40   1,138,300  SH            SOLE            NO       YES
STORAGE TECH CP        Common      862111200     1,880,684.00     118,000  SH            SOLE            NO       YES
SUPERTEX INC           Common      868532102     1,502,156.25      49,050  SH            SOLE            NO       YES
3DLABS INC LTD         Common      G8846W103     2,896,572.80     433,100  SH            SOLE            NO       YES
3-D SYSTEMS            Common      88554D205     2,167,337.50     208,900  SH            SOLE            NO       YES
TERA COMPUTER          Common      88076P108     5,442,041.40     845,300  SH            SOLE            NO       YES
TRIDENT MICRO          Common      895919108     5,372,850.00     511,700  SH            SOLE            NO       YES
ULTRALIFE BATT         Common      903899102     6,871,434.00     493,000  SH            SOLE            NO       YES
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